Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		100.00%
Cash and cash equivalents maximum maturity period		3 months
Vesting period		3 years
Performance share units (PSUs) [member]
Disclosure of significant accounting policies [line items]
Vesting period		3 years
Adoption of IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Right of uses assets under IFRS 16	$ 5,000,000
Reduction in operating cash out flow upon adoption of IFRS 16	$ 1,000,000
Forward contract [member]
Disclosure of significant accounting policies [line items]
Forward contracts		$ 0	$ 0
Wheaton Precious Metals International Ltd [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		100.00%
Wheaton Precious Metals (Cayman) Co [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		100.00%
Silver Wheaton Luxembourg S.a.r.l [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		100.00%